Expense Example - FidelityNASDAQCompositeIndexFund-PRO - FidelityNASDAQCompositeIndexFund-PRO - Fidelity Nasdaq Composite Index Fund - Fidelity Nasdaq Composite Index Fund	Jan. 28, 2023 USD ($)
Expense Example:
1 year	$ 31
3 years	109
5 years	198
10 years	$ 459